PRUDENTIAL FLEXGUARD 2.0

FLEXIBLE PREMIUM DEFERRED REGISTERED INDEX-LINKED ANNUITY (“B SERIES”)

Issued by

PRUCO LIFE INSURANCE COMPANY

Supplement dated June 18, 2026

To

Prospectus dated May 1, 2026

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information.

This Supplement describes changes to your current Prospectus that are effective immediately.

1.	All references in the Prospectus to “Registered Separate Account” are revised to “Separate Account” unless otherwise stated below.
2.	Glossary of Terms:

The following terms are restated as follows:

“Index Anniversary Date: The same day, each calendar year, as the day of the initial allocation to an Index Strategy or the Fixed Account (Index Effective Date). You may reallocate available Account Value to a new Index Strategy(ies) or to the Fixed Account or other options we make available on this date. You may allocate available Account Value to the same Index Strategy(ies) or to the Fixed Account or other options we make available on this date.”

“Performance Lock: Applicable during the Savings Stage, a feature that allows you to capture the Interim Value. A Performance Lock Request may be submitted on any Valuation Day prior to the Index Strategy End Date. Only one Performance Lock may be active for any given Index Strategy during a respective Index Strategy Term. Performance Locks may not be applied retroactively and must be for the full amount of the Interim Value. Once “locked”, Index Credits will not apply on the Index Strategy End Date. Performance Lock is not available for the Fixed Account. Please see the “Performance Lock” section of this prospectus for additional information.”

The following term is removed: Index Strategies Separate Account (Separate Account).

3.	Overview of the Contract:

Under the “Contract Features” subsection, in the “Contract Adjustments” paragraph, the second sentence is restated as follows:

“An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

4.	Key Information:

Under the “Fee, Expenses, and Adjustments” section, in the “Are there Charges or Adjustments for Early Withdrawals?” subsection, the last sentence in the Interim Value Adjustments paragraph is restated as follows:

“An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

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Under the “Restrictions” section, in the “Are there any Restrictions on Contract Benefits?” subsection, the restriction is restated as follows:

Are there any Restrictions on Contract Benefits?

Yes.

•   We reserve the right to limit the use of the Performance Lock feature for certain Index Strategies.

•   We may discontinue the use of this feature for future Performance Lock requests at any time.

•   Withdrawals may significantly reduce the Death Benefit, perhaps by more than the amount withdrawn.

Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix B, “Financial Intermediary Variations” and the Cover Page of this prospectus for additional information.

For more information on the benefits under the Contract, please refer to the “Benefits Available Under the Contract” and “Performance Lock” sections of this prospectus.

5.	Fee Table

The first sentence of Footnote 1 under the “Adjustments” table is restated as follows:

“An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

6.	Principal Risks of Investing In The Contract:

The second sentence of the third paragraph under the “Early Withdrawal Risk” is restated as follows:

“Similarly, an Interim Value adjustment will apply to a death benefit payment, Annuitization, Flexible Allocation, Performance Lock, or reallocation during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

7.	Description Of Insurance Company, Separate Account, And Investment Options:
a.	Under the “Investment Options” subsection, the second sentence of the third paragraph under the “Index Strategy Term” subsection is restated as follows:

“An Interim Value adjustment will apply upon any withdrawal, death benefit payment, Annuitization, Flexible Allocation, Performance Lock, reallocation or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date.”

b.	The following is added to the list of securities indices listed under the examples in the “Index Return” subsection:

“Dimensional International Equity Focus Index: The Dimensional International Equity Focus Index is a rules-based index that pursues size, value, and profitability premiums within Developed ex US and Canada markets in an integrated and diversified manner, leveraging Dimensional’s decades of experience in applying financial research into robust investment strategies.”

c.	In the “Dual Directional Index Strategy” subsection, the footnote in the assumptions preceding the examples is restated as follows:

“*Assumes a reduction in the Index Strategy Base of $2,000 since the Index Strategy Start Date due to the impact of Interim Value adjustments. Reductions to your Index Strategy Base could be higher or lower than assumed in this example and will depend on factors such as your Index Strategy Base and the corresponding Interim Value adjustments.”

8.	Charges and Adjustments:
a.	Under the “Examples” subsection, the third and fourth paragraphs are removed.
b.	In the “Interim Value Adjustments for Index Strategies” subsection, the second sentence is restated as follows:

“The Interim Value formula is used to calculate amounts available for withdrawal (including systematic withdrawals), surrender, reallocation, Flexible Allocation, Performance Lock, Annuitization or payment of a death claim.”

9.	General Description of Contracts

Under the “Performance Lock” subsection, the 4th sentence in the 6th paragraph is restated as follows:

“For an automatic Performance Lock, you set a target for the Performance Lock to take effect automatically.”

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10.	Benefits Available Under the Contract:

In the table listing the Benefits Available Under the Contract, under the Performance Lock Benefit, the Purpose is restated as follows:

“Captures the Interim Value of an Index Strategy at the end of any Valuation Day during the Index Strategy Term.”

11.	Purchases and Contract Value:
a.	In the “Allocation Of Purchase Payments” subsection, in the “Rate Determination” paragraph the website reference is restated as www.prudential.com/flexguard2-rates.
b.	In the “Interim Value of Index Strategies” subsection, the first sentence is restated as follows:

“If you take a withdrawal (including partial withdrawals, systematic withdrawals and full surrenders), reallocate funds, effectuate a Performance Lock or Flexible Allocation, annuitize, or we pay a death claim between an Index Strategy Start Date and Index Strategy End Date, we will use an Interim Value to determine the fair market value of each Index Strategy at the time of the transaction.”

12.	Financial Statements:

The “Financial Statements” section of the Prospectus is restated as follows:

“The financial statements of Pruco Life are incorporated by reference in the Statement of Additional Information.”

13.	Additional Information:

Under the “How Will I Receive Statements and Reports?” subsection, the website reference is restated as www.prudential.com/PLAZ-FlexGuard2.0-USP and the last sentence is removed.

14.	Performance Lock:

Appendix E - Performance Lock has been removed.

15.	Mailing:

The section is restated as follows:

“This prospectus describes the important features of the Annuity and provides information about Pruco Life Insurance Company (“Pruco Life”, “we”, “our”, “the Company”, or “us”) and the Index Strategies Separate Account.

We have filed with the Securities and Exchange Commission (“SEC”) a Statement of Additional Information (“SAI”) dated May 1, 2026 that includes additional information about the Annuity and Pruco Life. The SAI is incorporated by reference into this prospectus. The SAI is available from us, without charge, upon request. To request a copy of the SAI, to ask about your Annuity, or to make other investor inquiries, please call 1-888-PRU-2888.

We file periodic reports and other information about the Contract and the Company as required under the federal securities laws. Those reports and other information about us are available on the SEC’s website at www.sec.gov, and copies of reports and other information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.”

If you have any questions or would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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